LOAN RECEIVABLE (Details Narrative) - Synthesis Management Limited [Member] - USD ($)	1 Months Ended
	Dec. 31, 2016	Feb. 28, 2016
Loan receivable		$ 131,900
Maturity date		Dec. 31, 2016
Amendment to maturity date	Dec. 31, 2017